Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss) - Status of the Company's Restricted Share Units (RSUs) (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Quantity
Non-vested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	18,277
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Non-vested at end of period (in shares) | shares	18,277
Weighted-Average Grant Date Fair Value Per share
Non-vested at beginning of period (in shares) (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	20.63
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Non-vested at end of period (in dollars per share) | $ / shares	$ 20.63